Employee future benefits (Details Narrative)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Discount rate	1.00%	1.00%	0.60%